SCHEDULE OF CONVERTIBLE NOTE PAYABLE (Details) - USD ($)		Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total		$ 784,288	$ 800,818	$ 316,974
Unsecured Convertible Promissory Note One [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Total		189,388	202,918	126,472
Unsecured Convertible Promissory Note Two [Member] | BHP Capital NY [Member]
Short-Term Debt [Line Items]
Total		219,900	235,400	140,639
Unsecured Convertible Promissory Note Three [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Total			181,250
Unsecured Convertible Promissory Note Three [Member] | BHP Capital NY [Member]
Short-Term Debt [Line Items]
Total		187,500	181,250
Unsecured Convertible Promissory Note Four [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Total		$ 187,500	181,250
Unsecured Convertible Promissory Note [Member] | Labrys Fund [Member]
Short-Term Debt [Line Items]
Total	[1]			$ 49,863

[1]	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”) and issued Labrys a Promissory Note (the “Note”) in the amount of One Hundred Thousand and NO/100 Dollars ($100,000). The Note was convertible, in whole or in part, at any time and from time to time before maturity (July 2, 2022) at the option of the holder at the Conversion Price that shall equal $22.50. Holder was entitled to deduct $1,750.00 from the conversion amount in each Notice of Conversion to cover Holder’s fees associated with each Notice of Conversion. The Note had a term of one (1) year and bore interest at 12% annually. The transaction closed on July 2, 2021. As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 3,333 shares of the Company’s common stock at an exercise price of $30.00 for a term of 5-years. On July 8, 2021, the Company issued Labrys 667 shares of common stock as Commitment Shares as per the terms of the SPA.